Equity Investments (Condensed financial information of equity method investments) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)
Operating data:
Revenues	¥ 67,752	$ 10,459	¥ 12,944
Gross profit	36,245	5,595	2,419
Net loss	(69,290)	(10,697)	(21,813)
PNM's share of net loss, including impairments	(41,861)	$ (6,462)	(18,538)	¥ 0
Balance sheet data:
Current assets	58,239		130,351		$ 8,991
Non-current assets	14,470		13,772		2,234
Current liabilities	¥ 82,756		¥ 61,835		$ 12,775